Note 4 - Intangible Assets (Details) - Amortization Expense (USD $)	Dec. 31, 2013	Dec. 31, 2012
Amortization Expense [Abstract]
2014	$ 306,756
2015	306,756
2016	306,757
Total	$ 920,269	$ 1,227,025